Segment Reporting - Schedule of Revenue by Customers (Details) - Revenues - Customers	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
A | Singapore
Segment Reporting Information [Line Items]
Percentage of revenues	45.00%	22.00%
B | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues	13.00%
C | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues	13.00%	11.00%	14.00%
D | Marshall Islands
Segment Reporting Information [Line Items]
Percentage of revenues		17.00%	21.00%
E | United Arab Emirates
Segment Reporting Information [Line Items]
Percentage of revenues			12.00%